Related Party Transactions (Details Narrative)	6 Months Ended
Mar. 31, 2016 USD ($)
Related Party Transactions [Abstract]
Professional fees	$ 47,726
Accounts payable - related party	31,500
Stock compensation expense	$ 252,000